employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2026
employee benefits expense
Schedule of employee benefits expense

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Employee benefits expense – gross
Wages and salaries	$1,399	$1,469	$2,839	$2,887
Share-based compensation [1] (Note 14)	38	47	68	97
Pensions – defined benefit (Note 15(a))	18	14	31	29
Pensions – defined contribution (Note 15(b))	31	32	62	63
Restructuring costs (Note 16(a))	97	87	212	144
Employee health and other benefits	61	67	121	136
	1,644	1,716	3,333	3,356
Capitalized internal labour costs, net
Contract acquisition costs (Note 20)
Capitalized	(41)	(30)	(89)	(65)
Amortized [2]	31	25	190	49
Contract fulfilment costs (Note 20)
Capitalized	(9)	(7)	(16)	(13)
Amortized	3	3	5	5
Property, plant and equipment	(83)	(81)	(163)	(161)
Intangible assets subject to amortization	(73)	(81)	(153)	(160)
	(172)	(171)	(226)	(345)
	$1,472	$1,545	$3,107	$3,011

1	For the three-month and six-month periods ended June 30, 2026, $16 (2025 – $NIL) and $18 (2025 – $NIL), respectively, of share-based compensation in the TELUS technology solutions segment was included in restructuring costs.
2	For the three-month and six-month periods ended June 30, 2026, $NIL (2025 – $NIL) and $130 (2025 – $NIL), respectively, of amortization of costs incurred to obtain contracts with customers was included in restructuring and other costs (see Note 16).